TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - Schedule of Balances - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balances [Line Items]
Liabilities, Noncurrent	$ 3,329	$ 59
Related Party [Member]
Schedule of Balances [Line Items]
Warrants to purchase preferred shares	0	186
Private warrants to purchase ordinary shares	1	0
Sponsor Promissory Note	2,961	0
Liabilities, Noncurrent	$ 2,962	$ 186